Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Liabilities (Details) - Recurring Fair Value Measurement - Level 2 of Fair Value Hierarchy - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Gross amount of recognized financial liabilities	$ 620
Gross amount of recognized financial assets offest in the statement of financial position
Net amounts financial liabilities presented in the statement of financial position	620
Borrowings at Fair Value
Disclosure of fair value measurement of liabilities [line items]
Gross amount of recognized financial liabilities	68,349	86,010
Gross amount of recognized financial assets offest in the statement of financial position
Net amounts financial liabilities presented in the statement of financial position	$ 68,349	$ 86,010